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(GARDNER CARTON &           191 N. Wacker Drive, Suite 3700     Washington, D.C.
DOUGLAS LOGO)               Chicago, Illinois 60606                Milwaukee, WI
                                                                      Albany, NY

Troy M. Calkins             Tel 312 569 1000 Fax 312 569 3000
(312) 569-1150                                    www.gcd.com
Fax: (312) 569-3150
tcalkins@gcd.com



                                 April 26, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:      COLEMAN CABLE, INC.
                  REGISTRATION STATEMENT ON FORM S-4


Ladies and Gentlemen:

         On behalf of Coleman Cable, Inc., I transmit for filing under the Securities Act of 1933, as amended, Coleman Cable's Registration Statement on Form S-4 (the "Registration Statement"), including exhibits. The filing fee was previously transmitted to the Commission's lock-box account at Mellon Bank.

         If you have any questions concerning this filing, please contact the undersigned at (312) 569-1152 or George C. McKann at (312) 569-1127.

                                                     Yours very truly,

                                                     /s/  Troy M. Calkins

                                                     Troy M. Calkins


Enc.